Prepayments and Other Current Assets, Net (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Prepayments and Other Current Assets, Net [Abstract]
Prepaid expenses	[1]	$ 675,000	$ 13,209
Prepaid annual fee		900,000
General and administrative expenses		$ 225,000

[1]	Prepaid expenses represent the unamortized balance of a USD 900,000 annual fee for routine capital-market advisory services provided by Seaview Industries Limited. through April 2027. As of June 30, 2026, USD 225,000 has been recognized in General and administrative expenses, leaving USD 675,000 as prepaid expenses.